Derivative liabilities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Disclosure Derivative Liabilities Tables Abstract
Schedule of changes in derivative liability

The Binomial Option Price Model with the following assumption inputs:

March 31, 2019
Annual dividend yield	—
Expected life (years)	0.5-1.00
Risk-free interest rate	2.40-2.64%
Expected volatility	118-150%

December 31, 2018
Annual dividend yield	—
Expected life (years)	0.5-1.00
Risk-free interest rate	2.49-2.72%
Expected volatility	118-175%

September 30, 2018
Annual dividend yield	—
Expected life (years)	0.5-1.00
Risk-free interest rate	2.15-2.37%
Expected volatility	87-123%

June 30, 2018
Annual dividend yield	—
Expected life (years)	0.15-1.00
Risk-free interest rate	1.08-2.12%
Expected volatility	103-202%

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2018	$3,069,616
Additions	427,076
Mark to Market	1,641,457
Reclassification to APIC due to conversions	(2,714,433)
Balance, September 30, 2018	$2,423,716
Additions	865,503
Mark to Market	2,019,927
Reclassification to APIC due to conversions	(3,574,808)
Balance, December 31, 2018	$1,734,338
Additions	583,103
Mark to Market	510,315
Reclassification to APIC due to conversions	(286,193)
Balance, March 31, 2019	$2,541,563

During the year ended June 30, 2018, the Company changed the method to value the fair market value from Black-Scholes to Binomial Option model. The Binomial model with the following assumption inputs:

June 30, 2018
Annual Dividend Yield	—
Expected Life (Years)	0.15-1.00
Risk-Free Interest Rate	1.13%-2.06%
Expected Volatility	94%-212%

June 30, 2017
Annual Dividend Yield	—
Expected Life (Years)	0.47-1.00
Risk-Free Interest Rate	1.08-2.12%
Expected Volatility	103-202%

Fair value of the derivative is summarized as below:

Beginning Balance, June 30, 2017	$1,134,000
Additions	$1,913,992
Mark to Market	525,394
Reclassification to APIC Due to Conversions	$(503,770)
Ending Balance, June 30, 2018	3,069,616